Treasury risk management - Summary of Derivative Cash Flow Hedges (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	€ 3,118	€ 3,136
Foreign exchange cash outflows	(3,073)	(3,205)
Interest rate swaps cash inflows	3,121	3,277
Interest rate swaps cash outflows	(3,033)	(3,380)
Commodity contracts cash inflows	45	40
Commodity contracts cash outflows	(1)	(3)
Due within 1 year
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	3,118	3,136
Foreign exchange cash outflows	(3,073)	(3,205)
Interest rate swaps cash inflows	1,170	403
Interest rate swaps cash outflows	(1,147)	(347)
Commodity contracts cash inflows	45	40
Commodity contracts cash outflows	(1)	(3)
Due between 1 and 2 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	530	1,077
Interest rate swaps cash outflows	(464)	(1,147)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 2 and 3 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	473	488
Interest rate swaps cash outflows	(473)	(464)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 3 and 4 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	26	436
Interest rate swaps cash outflows	(13)	(473)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due between 4 and 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	26	24
Interest rate swaps cash outflows	(13)	(13)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Due after 5 years
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash inflows	0	0
Foreign exchange cash outflows	0	0
Interest rate swaps cash inflows	896	849
Interest rate swaps cash outflows	(923)	(936)
Commodity contracts cash inflows	0	0
Commodity contracts cash outflows	0	0
Net carrying amount as shown in balance sheet
Disclosure Of Derivative Cash Flow Hedges [Line Items]
Foreign exchange cash outflows	67	(50)
Interest rate swaps cash outflows	(19)	(221)
Commodity contracts cash inflows	45	40
Commodity contracts cash outflows	€ (1)	€ (3)